Accounts Payable to Suppliers and Accrued Expenses - Schedule of Financial Arrangements (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)
Schedule of Financial Arrangements [Line Items]
Liabilities under finance arrangement	$ 848,192		$ 957,576		$ 668,015
Supplier received payment from finance	$ 773,417		861,828		584,872
MXN [Member] | Banamex [Member]
Schedule of Financial Arrangements [Line Items]
Company	BWM
Arrangements amount	$ 160,000
Liabilities under finance arrangement			94,352		109,910
Supplier received payment from finance			46,225		73,332
MXN [Member] | BBVA [Member]
Schedule of Financial Arrangements [Line Items]
Company	BWM
Arrangements amount	$ 800,000
Liabilities under finance arrangement	163,065		114,495		108,729
Supplier received payment from finance	$ 109,083		86,786		64,013
MXN [Member] | BBVA [Member]
Schedule of Financial Arrangements [Line Items]
Company	JAFRA
Arrangements amount	$ 150,000
Liabilities under finance arrangement	31,265		39,226		5,564
Supplier received payment from finance	31,265		39,226		5,564
MXN [Member] | HSBC [Member]
Schedule of Financial Arrangements [Line Items]
Liabilities under finance arrangement	124,291		100,835		82,025
Supplier received payment from finance	$ 103,498		80,923		80,176
USD [Member]
Schedule of Financial Arrangements [Line Items]
Liabilities under finance arrangement		$ 41,658		$ 35,186		$ 23,142
USD [Member] | Banamex [Member]
Schedule of Financial Arrangements [Line Items]
Company	BWM
Arrangements amount	$ 16,500
Liabilities under finance arrangement	118,181		185,607		108,967
Supplier received payment from finance	$ 118,181		185,607		108,967
USD [Member] | HSBC [Member]
Schedule of Financial Arrangements [Line Items]
Company	BWM
Arrangements amount	$ 50,000
USD [Member] | HSBC [Member]
Schedule of Financial Arrangements [Line Items]
Company	JAFRA
Arrangements amount	$ 15,000
Liabilities under finance arrangement	56,369		1,480
Supplier received payment from finance	$ 56,369		1,480
USD [Member] | Santander [Member]
Schedule of Financial Arrangements [Line Items]
Company	BWM
Arrangements amount	$ 10,000
Liabilities under finance arrangement	19,772		81,080		80,072
Supplier received payment from finance	$ 19,772		81,080		80,072
USD [Member] | Sabadell [Member]
Schedule of Financial Arrangements [Line Items]
Company	BWM
Arrangements amount	$ 6,000
Liabilities under finance arrangement	16,388		28,514		15,648
Supplier received payment from finance	$ 16,388		$ 28,514		$ 15,648